Restructuring - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring [Abstract]
Restructuring expense	$ 7	$ 71	$ 94